Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Salary and benefit payable to employees	¥ 4,229	¥ 895
Consulting expenses payable to a shareholder's representatives(1)	1,032	516
Total	¥ 5,261	¥ 1,411